UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D/A
(Amendment No. 1)
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
September 23, 2008 to October 20, 2008
Commission File Number of issuing entity: 333-133770-05
Volkswagen Auto Loan Enhanced Trust 2008-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-133770
Volkswagen Auto Lease/Loan Underwritten Funding, LLC
(Exact name of depositor as specified in its charter)
VW Credit, Inc.
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
26—6337444
(I.R.S. Employer Identification No.)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)
(703) 364-7000
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A-1 Notes			☑
Class A-2A Notes			☑
Class A-3A Notes			☑
Class A-4B Notes			☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On October 20, 2008, Volkswagen Credit, Inc. filed Form 10-D relating to Volkswagen Auto Loan Enhanced Trust 2008-1, reporting under Item 9 and included as Exhibit 99.1 thereto the monthly Servicer’s Certificate for the monthly distribution period from September 23, 2008 to October 20, 2008. Attached as Exhibit 99.1 to this Form 10-D/A is an amended monthly Servicer’s Certificate for the month of September 2008 to correct the beginning net and ending cumulative principal losses. On October 22, 2008, a restated version of the monthly Servicer’s Certificate was delivered to the Indenture Trustee.
With the exception of the foregoing, no other information in this Asset-backed Issuer Distribution report has been supplemented, updated or amended.
PART II—OTHER INFORMATION
Item 2. Legal Proceedings.
Not applicable
Item 3. Sales of Securities and Use of Proceeds.
Not applicable
Item 4. Defaults Upon Senior Securities.
Not applicable
Item 5. Submission of Matters to a Vote of Security Holders.
Not applicable
Item 6. Significant Obligors of Pool Assets.
Not applicable
Item 7. Significant Enhancement Provider Information.
Not applicable
Item 8. Other Information.
Not applicable
Item 9. Exhibits.
Exhibit 99.1 Monthly Distribution Report

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

October 24, 2008	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2008-1 By VW Credit, Inc., as Servicer
	By:	/s/ Dennis Tack
		Name:	Dennis Tack
		Title:	Controller

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
99.1	Monthly Distribution Report